Hardman Johnston International Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 89.3%	Shares		Value
Consumer Discretionary - 11.2%
LVMH Moet Hennessy Louis Vuitton SE	13,316		$ 7,312,284
MercadoLibre, Inc. (a)	3,016		5,663,897
Suzuki Motor Corp.	924,067		12,062,356
			25,038,537

Energy - 9.1%
Cameco Corp.	109,956		9,498,000
TechnipFMC PLC	151,620		10,865,089
			20,363,089

Financials - 7.8%
ICICI Bank Ltd. - ADR	206,997		6,207,840
Standard Chartered PLC	380,178		11,240,914
			17,448,754

Health Care - 15.1%
AstraZeneca PLC	62,552		10,640,703
Sandoz Group AG	156,582		12,764,227
UCB SA	40,579		10,415,966
			33,820,896

Industrials - 33.1% (b)
Airbus SE	55,803		13,100,239
Hitachi Ltd.	375,452		12,303,770
Leonardo SpA	91,586		5,837,192
Mitsubishi Heavy Industries Ltd.	350,974		8,199,573
Prysmian SpA	65,550		9,045,462
Rheinmetall AG	5,892		7,788,923
Safran SA	31,139		12,237,044
Weir Group PLC	154,570		5,514,624
			74,026,827

Information Technology - 13.0%
ASML Holding NV	3,478		5,731,553
Infineon Technologies AG	89,257		6,405,402
STMicroelectronics NV	111,180		5,939,058
Taiwan Semiconductor Manufacturing Co. Ltd.	150,277		11,115,280
			29,191,293
TOTAL COMMON STOCKS (Cost $159,221,971)			199,889,396

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 13.9%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (c)	31,120,263		31,120,263
TOTAL MONEY MARKET FUNDS (Cost $31,120,263)			31,120,263

TOTAL INVESTMENTS - 103.2% (Cost $190,342,234)			231,009,659
Liabilities in Excess of Other Assets - (3.2)%		(0.03154)	(7,063,371)
TOTAL NET ASSETS - 100.0%			$ 223,946,288

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Hardman Johnston International Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 32,234,826	$ 167,654,570	$ –	$ 199,889,396
Money Market Funds	31,120,263	–	–	31,120,263
Total Investments	$ 63,355,089	$ 167,654,570	$ –	$ 231,009,659

Refer to the Schedule of Investments for further disaggregation of investment categories.